Quarterly Holdings Report
for
Fidelity® Small Cap Value Fund
October 31, 2021
SCV-NPRT1-1221
1.823236.117
Common Stocks - 95.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.0%
Media - 1.0%
Cogeco Communications, Inc.	145,400	12,487,529
Nexstar Broadcasting Group, Inc. Class A	239,500	35,908,235
		48,395,764
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 1.8%
Adient PLC (a)(b)	2,040,000	84,904,800
Hotels, Restaurants & Leisure - 3.2%
Churchill Downs, Inc.	400,000	92,000,000
Hilton Grand Vacations, Inc. (a)	1,250,000	62,850,000
		154,850,000
Specialty Retail - 1.8%
Rent-A-Center, Inc. (b)	1,100,000	58,586,000
The Aaron's Co., Inc.	195,541	4,573,704
Williams-Sonoma, Inc.	125,100	23,234,823
		86,394,527
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (a)	350,000	56,507,500
Tapestry, Inc.	500,000	19,490,000
		75,997,500
TOTAL CONSUMER DISCRETIONARY		402,146,827
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.9%
BJ's Wholesale Club Holdings, Inc. (a)	930,000	54,349,200
U.S. Foods Holding Corp. (a)	2,480,000	85,981,600
		140,330,800
ENERGY - 4.3%
Energy Equipment & Services - 0.8%
Technip Energies NV ADR (a)(b)	755,700	11,577,324
TechnipFMC PLC (a)	3,778,500	27,847,545
		39,424,869
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (a)	3,235,000	64,279,450
Brigham Minerals, Inc. Class A	2,200,000	50,996,000
BW Energy Ltd. (a)	8,925,996	29,109,150
Euronav NV (b)	1,287,400	13,582,070
Renewable Energy Group, Inc. (a)	100,000	6,400,000
		164,366,670
TOTAL ENERGY		203,791,539
FINANCIALS - 27.6%
Banks - 11.8%
Associated Banc-Corp.	1,159,810	25,840,567
BankUnited, Inc. (b)	322,201	13,068,473
BOK Financial Corp.	3,009	304,421
Camden National Corp.	187,830	8,940,708
Comerica, Inc.	608,300	51,760,247
Cullen/Frost Bankers, Inc.	320,079	41,450,231
Eastern Bankshares, Inc.	3,371,849	70,033,304
First Citizens Bancshares, Inc. (b)	10,000	8,139,000
First Foundation, Inc. (b)	1,700,909	45,261,188
Signature Bank	170,124	50,666,330
Sterling Bancorp	2,157,300	54,903,285
Synovus Financial Corp.	976,700	45,504,453
The Bank of NT Butterfield & Son Ltd.	736,391	26,436,437
Trico Bancshares	1,199,400	52,569,702
Western Alliance Bancorp.	568,525	66,000,067
		560,878,413
Capital Markets - 1.4%
AllianceBernstein Holding LP	888,200	50,085,598
Lazard Ltd. Class A	323,300	15,838,467
		65,924,065
Consumer Finance - 3.2%
Encore Capital Group, Inc. (a)(b)	1,250,200	67,535,804
First Cash Financial Services, Inc.	955,000	84,488,850
		152,024,654
Diversified Financial Services - 1.1%
ECN Capital Corp.	6,302,051	54,791,588
Insurance - 9.0%
Assurant, Inc.	500,000	80,655,000
Axis Capital Holdings Ltd.	744,600	38,771,322
Enstar Group Ltd. (a)	275,000	63,464,500
First American Financial Corp.	650,000	47,541,000
Old Republic International Corp.	2,857,845	73,818,136
Primerica, Inc.	500,000	84,120,000
Reinsurance Group of America, Inc.	350,000	41,328,000
		429,697,958
Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc.	1,137,744	53,690,139
TOTAL FINANCIALS		1,317,006,817
HEALTH CARE - 5.4%
Biotechnology - 2.2%
Agios Pharmaceuticals, Inc. (a)	310,000	14,570,000
Aurinia Pharmaceuticals, Inc. (a)(b)	655,000	21,667,400
Celldex Therapeutics, Inc. (a)	200,000	8,508,000
Connect Biopharma Holdings Ltd. ADR (a)	465,000	7,365,600
Cullinan Oncology, Inc.	365,000	8,110,300
Exelixis, Inc. (a)	375,000	8,066,250
Global Blood Therapeutics, Inc. (a)	225,000	8,217,000
Instil Bio, Inc. (a)	470,000	9,573,900
Keros Therapeutics, Inc. (a)	47,669	1,988,751
Relay Therapeutics, Inc. (a)	250,000	8,312,500
TG Therapeutics, Inc. (a)	215,000	6,712,300
		103,092,001
Health Care Equipment & Supplies - 0.7%
Envista Holdings Corp. (a)	842,758	32,951,838
Health Care Providers & Services - 0.9%
Owens & Minor, Inc.	69,997	2,511,492
Premier, Inc.	1,000,000	38,950,000
		41,461,492
Pharmaceuticals - 1.6%
Jazz Pharmaceuticals PLC (a)	133,600	17,774,144
Prestige Brands Holdings, Inc. (a)	1,000,000	59,990,000
		77,764,144
TOTAL HEALTH CARE		255,269,475
INDUSTRIALS - 17.1%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	500,000	63,840,000
Building Products - 3.4%
Builders FirstSource, Inc. (a)	1,000,000	58,270,000
Jeld-Wen Holding, Inc. (a)	2,806,121	76,915,777
Owens Corning	313,100	29,246,671
		164,432,448
Construction & Engineering - 0.7%
Arcosa, Inc.	600,000	31,038,000
Electrical Equipment - 1.0%
Atkore, Inc. (a)	411,100	38,861,283
Regal Rexnord Corp.	65,068	9,911,808
		48,773,091
Machinery - 3.8%
Crane Co.	617,300	63,754,744
ESCO Technologies, Inc.	275,000	23,254,000
ITT, Inc.	650,000	61,145,500
Luxfer Holdings PLC sponsored	1,191,600	23,963,076
SPX Flow, Inc.	125,000	9,338,750
		181,456,070
Professional Services - 5.4%
ASGN, Inc. (a)	550,000	65,813,000
CACI International, Inc. Class A (a)	350,000	100,673,998
KBR, Inc.	650,000	27,586,000
Kelly Services, Inc. Class A (non-vtg.)	1,000,000	18,030,000
Manpower, Inc.	456,600	44,130,390
		256,233,388
Trading Companies & Distributors - 1.5%
Beacon Roofing Supply, Inc. (a)	1,324,686	70,036,149
TOTAL INDUSTRIALS		815,809,146
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.0%
AudioCodes Ltd. (b)	474,828	16,827,904
Lumentum Holdings, Inc. (a)	385,000	31,793,300
		48,621,204
Electronic Equipment & Components - 4.0%
Insight Enterprises, Inc. (a)	600,000	56,820,000
Jabil, Inc.	353,100	21,171,876
TD SYNNEX Corp.	695,000	72,975,000
TTM Technologies, Inc. (a)	3,000,000	39,720,000
		190,686,876
IT Services - 3.0%
Concentrix Corp.	325,000	57,746,000
Cyxtera Technologies, Inc.:
warrants 9/10/27 (a)	480,278	1,119,048
Class A (a)(b)	2,168,918	21,559,045
Genpact Ltd.	1,000,000	49,350,000
Unisys Corp. (a)	517,800	13,240,146
		143,014,239
Software - 0.9%
Xperi Holding Corp.	2,358,101	42,257,170
TOTAL INFORMATION TECHNOLOGY		424,579,489
MATERIALS - 7.2%
Chemicals - 2.4%
Tronox Holdings PLC	2,125,000	49,555,000
Valvoline, Inc.	1,395,800	47,401,368
Westlake Chemical Corp.	176,992	17,228,401
		114,184,769
Construction Materials - 1.8%
Eagle Materials, Inc.	180,200	26,734,472
RHI Magnesita NV	500,000	22,977,954
Summit Materials, Inc. (a)(b)	1,000,000	35,650,000
		85,362,426
Containers & Packaging - 2.1%
Ardagh Group SA	926,244	22,808,759
O-I Glass, Inc. (a)	3,377,600	44,077,680
WestRock Co.	695,125	33,435,513
		100,321,952
Metals & Mining - 0.9%
Commercial Metals Co.	1,345,400	43,294,972
TOTAL MATERIALS		343,164,119
REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Corporate Office Properties Trust (SBI)	1,000,000	27,120,000
Douglas Emmett, Inc.	2,000,000	65,360,000
Lexington Corporate Properties Trust	5,000,000	72,850,000
RLJ Lodging Trust	3,000,000	43,260,000
		208,590,000
Real Estate Management & Development - 4.9%
Cushman & Wakefield PLC (a)	4,157,979	76,465,234
DIC Asset AG	3,000,000	52,678,920
Jones Lang LaSalle, Inc. (a)	262,400	67,759,552
Realogy Holdings Corp. (a)(b)	2,083,900	36,093,148
		232,996,854
TOTAL REAL ESTATE		441,586,854
UTILITIES - 3.3%
Electric Utilities - 0.3%
Portland General Electric Co.	331,900	16,365,989
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	1,100,000	66,704,000
Independent Power and Renewable Electricity Producers - 1.6%
Clearway Energy, Inc. Class C	526,400	18,676,672
NextEra Energy Partners LP	646,600	55,801,580
		74,478,252
TOTAL UTILITIES		157,548,241
TOTAL COMMON STOCKS (Cost $3,458,090,501)		4,549,629,071

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	187,295,972	187,333,431
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	55,882,820	55,888,409
TOTAL MONEY MARKET FUNDS (Cost $243,221,840)		243,221,840

Equity Funds - 0.9%
	Shares	Value ($)
Domestic Equity Funds - 0.9%
iShares Russell 2000 Value ETF (b) (Cost $40,048,547)	250,000	41,595,000

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $3,741,360,888)	4,834,445,911
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(66,421,997)
NET ASSETS - 100.0%	4,768,023,914

Security Type Abbreviations
ETF	-	Exchange-Traded Fund

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	24,411,882	492,681,150	329,759,601	14,412	-	-	187,333,431	0.3%
Fidelity Securities Lending Cash Central Fund 0.06%	63,724,657	132,339,981	140,176,229	666,363	-	-	55,888,409	0.1%
Total	88,136,539	625,021,131	469,935,830	680,775	-	-	243,221,840

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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